Note 32 - Interest Income and Expense - Interest Expense Break Down By Origin (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Interest Income And Expense
Financial liabilities held for trading		€ 746	€ 135
Financial liabilities designated at fair value through profit or loss		3	0
Financial liabilities at amortized cost	[1]	5,613	4,939
Adjustments of expenses as a result of hedging transactions (Interest Expense)		(136)	300
Insurance activity interest expense (Interest Expense)		338	366
Other expenses interest expenses(Interest Expense)		127	89
Total Interest Expenses (Income Statement)		€ 6,691	€ 5,828

[1]	(*) Includes €58 million in June 2019 corresponding to interest expense on leases (see Note 21.6).